Equity Method Investees - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiary (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of joint ventures [line items]
Property, plant and equipment		€ 111,086	€ 115,190	€ 121,705
Intangible assets			1,991	2,006
Other non-current assets		3,359	2,851	1,323
Deferred tax assets		475	626	1,146
Inventories		84,227	91,077	91,014
Trade receivables		40,967	37,549	40,138
Other current receivables		9,507	12,910	18,237
Cash and cash equivalents		62,131	55,035	64,981
TOTAL ASSETS		372,708	332,540	356,425
Net cash flows as per cash flows statement		22,156
Deferred tax liabilities		42	320	1,763
Trade payables		77,901	76,035	70,457
Other payables		26,914	27,587	29,407
TOTAL LIABILITIES		234,527	228,006	212,426
Non-controlling interests		1,634	2,039	3,445
Goodwill arising on the transaction		3,947	€ 3,846	€ 1,921
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of joint ventures [line items]
Cash received for the disposal of the 23.54% interest	€ 30,000
Intangible assets		4,389
Chinese withholding tax	(2,958)
Cash and cash equivalents	(4,886)	32,845
Net cash flows as per cash flows statement	22,156
Deferred tax liabilities		1,097
Total identifiable net assets at fair value	2,613
Goodwill arising on the transaction		€ 26,140
At fair value [member] | Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of joint ventures [line items]
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886
TOTAL ASSETS	51,744
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31
TOTAL LIABILITIES	7,082
Total identifiable net assets at fair value	44,662
Non-controlling interests	21,884
Goodwill arising on the transaction	26,140
Fair value of the retained 49% interest	€ 48,024